Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 8,933	£ 9,932
Right of use assets	687	740
Goodwill	7,046	10,552
Other intangible assets	14,318	30,079
Investments in associates and joint ventures	74	88
Other investments	1,467	2,126
Deferred tax assets	5,658	5,218
Derivative financial instruments	0	18
Other non-current assets	1,194	1,676
Total non-current assets	39,377	60,429
Current assets
Inventories	5,146	5,783
Current tax recoverable	405	486
Trade and other receivables	7,053	7,860
Derivative financial instruments	190	188
Current equity investments	4,087	0
Liquid investments	67	61
Cash and cash equivalents	3,723	4,274
Assets held for sale	98	22
Total current assets	20,769	18,674
Total assets	60,146	79,103
Current liabilities
Short-term borrowings	(3,952)	(3,601)
Contingent consideration liabilities	(1,289)	(958)
Trade and other payables	(16,263)	(17,554)
Derivative financial instruments	(183)	(227)
Current tax payable	(471)	(489)
Short-term provisions	(652)	(841)
Total current liabilities	(22,810)	(23,670)
Non-current liabilities
Long-term borrowings	(17,035)	(20,572)
Corporation tax payable	(127)	(180)
Deferred tax liabilities	(289)	(3,556)
Pensions and other post-employment benefits	(2,579)	(3,113)
Other provisions	(532)	(630)
Derivative financial instruments	0	(1)
Contingent consideration liabilities	(5,779)	(5,118)
Other non-current liabilities	(899)	(921)
Total non-current liabilities	(27,240)	(34,091)
Total liabilities	(50,050)	(57,761)
Net assets	10,096	21,342
Equity
Share capital	1,347	1,347
Share premium account	3,440	3,301
Retained earnings	4,363	7,944
Other reserves	1,448	2,463
Shareholders' equity	10,598	15,055
Non-controlling interests	(502)	6,287
Total equity	£ 10,096	£ 21,342